Segmented and geographic information (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Detailed Report of Segments and Geographic Areas
Results by reporting segments and
geographic
areas

$ millions, for the year ended October 31		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets and Direct Financial Services	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2023	Net interest income (2)	$7,247	$1,812	$1,889	$1,942	$(65)	$12,825	$8,929	$2,287	$1,475	$134
	Non-interest income (3)(4)	2,160	3,591	803	3,546	398	10,498	7,467	1,877	582	572
	Total revenue	9,407	5,403	2,692	5,488	333	23,323	16,396	4,164	2,057	706
	Provision for (reversal of) credit losses	986	143	850	19	12	2,010	1,146	853	12	(1)
	Amortization and impairment (5)	237	2	115	7	782	1,143	890	144	89	20
	Other non-interest expenses	4,937	2,689	1,351	2,714	1,515	13,206	10,411	1,920	622	253
	Income (loss) before income taxes	3,247	2,569	376	2,748	(1,976)	6,964	3,949	1,247	1,334	434
	Income taxes (2)	889	691	(3)	762	(408)	1,931	1,358	328	125	120
	Net income (loss)	$2,358	$1,878	$379	$1,986	$(1,568)	$5,033	$2,591	$919	$1,209	$314
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$38	$38	$–	$–	$38	$–
	Equity shareholders	2,358	1,878	379	1,986	(1,606)	4,995	2,591	919	1,171	314
	Average assets (6)(7)	$319,787	$91,630	$60,637	$287,564	$188,503	$948,121	$715,540	$163,478	$45,782	$23,321
2022	Net interest income (2)	$6,657	$1,672	$1,655	$2,814	$(157)	$12,641	$9,870	$1,732	$873	$166
	Non-interest income (3)(4)	2,252	3,582	802	2,187	369	9,192	6,467	1,551	718	456
	Total revenue	8,909	5,254	2,457	5,001	212	21,833	16,337	3,283	1,591	622
	Provision for (reversal of) credit losses	876	23	218	(62)	2	1,057	864	191	1	1
	Amortization and impairment (5)	226	2	113	6	700	1,047	824	136	67	20
	Other non-interest expenses	4,749	2,654	1,215	2,431	707	11,756	9,299	1,690	535	232
	Income (loss) before income taxes	3,058	2,575	911	2,626	(1,197)	7,973	5,350	1,266	988	369
	Income taxes (2)	809	680	151	718	(628)	1,730	1,195	320	116	99
	Net income (loss)	$2,249	$1,895	$760	$1,908	$(569)	$6,243	$4,155	$946	$872	$270
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$23	$23	$–	$–	$23	$–
	Equity shareholders	2,249	1,895	760	1,908	(592)	6,220	4,155	946	849	270
	Average assets (6)(7)	$305,070	$84,693	$53,983	$284,259	$172,208	$900,213	$685,956	$147,723	$43,123	$23,411

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)
Capital Markets and Direct Financial Services net interest income and income taxes include taxable equivalent basis (TEB) adjustments of $
254
 million (2022: $
211
million) with an equivalent offset in Corporate and Other.

(3)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets and Direct Financial Services with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets and Direct Financial Services, and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets and Direct Financial Services, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Direct Financial Services, and Canadian Commercial Banking and Wealth Management.

(4)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Seg ment/Distributor Channel allocation management model.
(5)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(6)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(7)	Average balances are calculated as a weighted average of daily closing balances.

Breakdown of revenue from reporting segments
The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2023	2022
Canadian Personal and Business Banking	$9,407	$8,909
Canadian Commercial Banking and Wealth Management
Commercial banking	$2,501	$2,278
Wealth management	2,902	2,976
	$5,403	$5,254
U.S. Commercial Banking and Wealth Management
Commercial banking	$1,786	$1,613
Wealth management	906	844
	$2,692	$2,457
Capital Markets and Direct Financial Services (1)
Global markets	$2,614	$2,322
Corporate and investment banking	1,637	1,700
Direct financial services	1,237	979
	$5,488	$5,001
Corporate and Other (1)
International banking	$956	$778
Other	(623)	(566)
	$333	$212

(1)	Capital Markets and Direct Financial Services revenue includes a TEB adjustment of $ 254 million (2022: $ 211 million) with an equivalent offset in Corporate and Other.